Stock Warrants (Details Narrative) - USD ($)			12 Months Ended
	Feb. 04, 2020	Sep. 07, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair Value of Warrants			$ 21,042	$ 79,910
Fair value of warrant liability			21,042		$ 6,405
Settlement Agreement [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant term		5 years
Fair Value of Warrants		$ 56,730	1,042	1,910
Fair value of warrant liability			1,042		405
Warrant Agreement [Member] | Accredited Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant term	5 years
Fair Value of Warrants	$ 80,000		20,000	$ 78,000
Warrants to purchase common stock	10,000,000
Warrants exercise price	$ 0.008
Fair value of warrant liability	$ 80,000		$ 20,000		$ 6,000
Warrant Agreement [Member] | Accredited Investor [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase common stock	10,000,000